Note 8 - Deposits	12 Months Ended
Dec. 31, 2014
Disclosure Text Block [Abstract]
Deposit Liabilities Disclosures [Text Block]
8.	DEPOSITS

Time deposits at December 31, 2014, mature $100.1 million, $31.8 million, $13.0 million, $13.5 million, and $11.5 million during 2015, 2016, 2017, 2018, and 2019 respectively.

The aggregate of all time deposit accounts of $250,000 or more amounted to $54.6 million and $18.0 million at December 31, 2014 and 2013, respectively.